Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	2025	2024	2023
Net income for the year	138,019	226,867	268,536
Weighted average number of common shares issued (thousands), net of treasury	99,615	99,615	98,806
Effect from dilution – shares	543	459	550
Weighted average number of common shares issued adjusted by the dilution effect	100,158	100,074	99,356
Basic earnings per share	1.3855	2.2774	2.7178
Diluted earnings per share	1.3780	2.2670	2.7028